NATURE OF BUSINESS	12 Months Ended
Dec. 31, 2017
NATURE OF BUSINESS [Abstract]
NATURE OF BUSINESS
1.	NATURE OF BUSINESS

History of business
Nordic American Offshore Ltd (“NAO” or “The Company”) was formed on October 17, 2013, under the laws of The Marshall Islands. The Company’s shares trade under the symbol “NAO” on the New York Stock Exchange.

Effective September 26, 2016 the Company re-domiciled to the Islands of Bermuda. The financial statements are presented on an un-interrupted basis.

On November 22, 2013, the Company completed a private placement of 16,666,666 common shares, issued at $15 per share, and was listed on the Norwegian Over the Counter (“OTC”) Market on November 27, 2013, under the symbol “NAO”.

On June 12, 2014, the Company was successfully listed on the New York Stock Exchange (“NYSE”), under the Symbol “NAO”. After the listing on NYSE, shares traded on the OTC were transferred to NYSE, and trade on the OTC discontinued.

On May 21, 2015, we announced a share repurchase program of 2.5 million common shares. As of December 31, 2016 and 2015, 301,935 and 870,839 shares have been repurchased at an average price of $5.99 and $6.42 per share, respectively. We have during the share repurchase program purchased a total of 1,172,774 shares.  No shares were purchased during the financial year ended December 31, 2017. The share repurchase program had a maturity of two years, and expired in May 2017.

In March 2017, we completed an underwritten public follow-on offering of 41,300,000 common shares, which includes 1,300,000 common shares sold pursuant to the underwriters’ partial exercise of the overallotment option to purchase additional common shares, at a price of $1.25 per share. The net proceeds we received from the offering were used for general corporate purposes, working capital purposes and for the expansion of our fleet. The net proceeds of this offering were approximately $48.3 million. As of the date of this annual report, we have 200,000,000 authorized common shares, 64,731,370 common shares issued, 61,986,847 outstanding and 2,744,523 treasury shares.

The Company’s Fleet

The Company owns and operates Platform Supply Vessels (“PSV”) in the North Sea.

The Company’s fleet consists of ten PSVs.

Vessel Name	Yard	Year Built	Delivered to NAO
NAO Fighter	Ulstein	2012	January 2014
NAO Prosper	Ulstein	2012	January 2014
NAO Power	Ulstein	2013	January 2014
NAO Thunder	Ulstein	2013	December 2013
NAO Guardian	Ulstein	2013	December 2013
NAO Protector	Ulstein	2013	December 2013
NAO Storm	Ulstein	2015	January 2015
NAO Viking	Ulstein	2015	January 2015
NAO Horizon	Vard	2016	April 2016
NAO Galaxy	Vard	2016	June 2016